Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.4%
Banks - 5.0%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 08/17/2020 (B)	$ 394,000	$ 364,647
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031, MTN	588,000	597,695
4.18%, 11/25/2027, MTN	508,000	585,388
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	536,001
Citigroup, Inc.
4.65%, 07/23/2048	747,000	1,049,948
Credit Agricole SA
3.75%, 04/24/2023 (C)	326,000	351,382
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C) (D)	449,000	505,594
HSBC Holdings PLC
Fixed until 06/04/2031, 2.85% (A)	525,000	551,654
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	278,000	302,794
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	200,000	209,462
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	390,000	425,607
Truist Bank
2.25%, 03/11/2030	250,000	264,122

		5,744,294

Food Products - 0.4%
General Mills, Inc.
2.88%, 04/15/2030	249,000	279,090
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	200,000	222,927

		502,017

Insurance - 0.3%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.52% (A), 02/12/2067 (C)	487,000	389,600

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN (D)	97,000	105,016

Media - 0.1%
Comcast Corp.
4.60%, 10/15/2038	86,000	116,334

Metals & Mining - 1.0%
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (C)	62,000	75,882
Newmont Corp.
2.25%, 10/01/2030	148,000	156,371
Nucor Corp.
2.70%, 06/01/2030	246,000	266,725
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030 (E)	31,000	31,149
Steel Dynamics, Inc.
3.25%, 01/15/2031	50,000	54,628
3.45%, 04/15/2030	31,000	34,767
Teck Resources, Ltd.
3.90%, 07/15/2030 (C)	82,000	84,828
6.13%, 10/01/2035	300,000	351,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas, Ltd.
3.75%, 07/08/2030	$ 49,000	$ 52,600

		1,107,995

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.50% (A), 05/15/2067	119,000	92,765

Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.
4.25%, 01/15/2030 (D)	140,000	134,792
BP Capital Markets America, Inc.
3.00%, 02/24/2050	263,000	283,315
Cenovus Energy, Inc.
4.25%, 04/15/2027	166,000	157,803
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (C)	45,000	47,579
Enable Midstream Partners, LP
4.95%, 05/15/2028	169,000	162,562
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	373,180
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	176,098
Fixed until 02/15/2023 (B), 6.25% (A) (D)	375,000	266,719
Enterprise Products Operating LLC
3.20%, 02/15/2052	138,000	137,072
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	123,750
Kinder Morgan, Inc.
3.25%, 08/01/2050 (E)	102,000	100,366
MPLX, LP
4.25%, 12/01/2027	187,000	203,039
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	165,552
Noble Energy, Inc.
3.85%, 01/15/2028	62,000	70,811

		2,402,638

Pharmaceuticals - 0.1%
Upjohn, Inc.
3.85%, 06/22/2040 (C)	154,000	175,127

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (C)	118,000	122,574

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
4.38%, 04/15/2040 (C)	58,000	70,813

Total Corporate Debt Securities (Cost $10,141,005)		10,829,173

FOREIGN GOVERNMENT OBLIGATIONS - 8.9%
Australia - 1.6%
Australia Government Bond
0.75%, 11/21/2027 (F)	AUD 2,300,000	1,890,953

Canada - 2.4%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 3,562,824	2,827,357

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy - 1.3%
Italy Buoni Poliennali del Tesoro
0.55%, 05/21/2026 (F)	EUR 1,246,850	$ 1,461,428

New Zealand - 2.3%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (F)	NZD 3,200,000	2,598,959

United Kingdom - 1.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (F)	GBP 867,886	1,510,071

Total Foreign Government Obligations (Cost $9,618,708)		10,288,768

MORTGAGE-BACKED SECURITY - 0.5%
Jackson Park Trust
Series 2019-LIC, Class A,
2.77%, 10/14/2039 (C)	$ 500,000	537,893

Total Mortgage-Backed Security (Cost $496,060)		537,893

U.S. GOVERNMENT OBLIGATIONS - 80.5%
U.S. Treasury Inflation-Protected Securities - 80.5%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	50,184	62,884
0.75%, 02/15/2042 - 02/15/2045	3,550,728	4,581,825
1.00%, 02/15/2046 - 02/15/2048	4,442,930	6,225,303
1.38%, 02/15/2044	2,255,258	3,273,436
1.75%, 01/15/2028	2,527,271	3,074,366
2.00%, 01/15/2026	2,757,993	3,249,938
2.13%, 02/15/2040 - 02/15/2041	2,809,339	4,380,125
2.38%, 01/15/2025 - 01/15/2027	4,583,855	5,492,168
2.50%, 01/15/2029	1,038,835	1,359,488
3.38%, 04/15/2032	522,031	796,818
3.63%, 04/15/2028	752,979	1,032,309
3.88%, 04/15/2029	2,495,424	3,600,813
U.S. Treasury Inflation-Indexed Note
Zero Coupon, 04/15/2025 (D)	565,793	602,220
0.13%, 04/15/2021 - 01/15/2030	23,193,280	24,162,790
0.25%, 01/15/2025	2,922,750	3,115,425
0.38%, 07/15/2023 - 07/15/2027	11,273,076	12,171,927
0.50%, 01/15/2028	1,039,370	1,163,388
0.63%, 04/15/2023 - 01/15/2026	9,270,738	9,945,095
0.75%, 07/15/2028	1,021,420	1,176,412
1.13%, 01/15/2021	2,988,778	3,018,384

Total U.S. Government Obligations (Cost $82,948,644)		92,485,114

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.7%
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.09% (G)	758,741	758,741

Total Short-Term Investment Company (Cost $758,741)		758,741

	Principal	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (G)	$ 1,166,128	$ 1,166,128

Total Other Investment Company (Cost $1,166,128)		1,166,128

Total Investments (Cost $105,129,286)		116,065,817
Net Other Assets (Liabilities) - (1.0)%		(1,196,167)

Net Assets - 100.0%		$ 114,869,650

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/22/2020	USD	1,528,647	AUD	2,150,000	$—	$(7,843)
JPMS	10/22/2020	USD	2,313,538	CAD	3,110,000	—	(8,771)
JPMS	10/22/2020	USD	1,364,115	EUR	1,185,000	—	(34,222)
JPMS	10/22/2020	USD	1,421,008	GBP	1,114,000	—	(37,847)
JPMS	10/22/2020	USD	2,254,279	NZD	3,400,000	—	(678)

Total						$—	$(89,361)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,829,173	$—	$10,829,173
Foreign Government Obligations	—	10,288,768	—	10,288,768
Mortgage-Backed Security	—	537,893	—	537,893
U.S. Government Obligations	—	92,485,114	—	92,485,114
Short-Term Investment Company	758,741	—	—	758,741
Other Investment Company	1,166,128	—	—	1,166,128

Total Investments	$1,924,869	$114,140,948	$—	$116,065,817

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(89,361)	$—	$(89,361)

Total Other Financial Instruments	$—	$(89,361)	$—	$(89,361)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $2,584,199, representing 2.2% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,396,549, collateralized by cash collateral of $1,166,128 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $259,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $7,461,411, representing 6.5% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at July 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 6